CHANGES IN ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The below table presents the cumulative, immaterial effect of the adoption of ASC 606 on our Consolidated Statement of Financial Position as at January 1, 2018 on each affected financial statement line item. For the year ended December 31, 2018, the effect of the adoption of ASC 606 on our Consolidated Statement of Earnings was not material.

	Balance at December 31, 2017	Adjustments Due to ASC 606	Balance at January 1, 2018
(millions of Canadian dollars)
Assets
Deferred amounts and other assets	6,442	(170)	6,272
Property, plant and equipment, net	90,711	112	90,823
Liabilities and equity
Accounts payable and other	9,478	62	9,540
Other long-term liabilities	7,510	66	7,576
Deferred income taxes	9,295	(62)	9,233
Redeemable noncontrolling interests	4,067	(38)	4,029
Deficit	(2,468)	(86)	(2,554)

	Liquids Pipelines	Gas Transmission and Midstream	Gas Distribution	Green Power and Transmission	Energy Services	Consolidated
Year ended December 31, 2018
(millions of Canadian dollars)
Revenue from products transferred at a point in time[1]	—	1,590	68	—	—	1,658
Revenue from products and services transferred over time[2]	8,589	4,965	5,379	559	—	19,492
Total revenue from contracts with customers	8,589	6,555	5,447	559	—	21,150

1	Revenue from sales of crude oil, natural gas and NGLs.

2	Revenue from crude oil and natural gas pipeline transportation, storage, natural gas gathering, compression and treating, natural gas distribution, natural gas storage services and electricity sales.